Income Taxes (Details 2) - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Income Tax Disclosure [Abstract]
Income tax benefit at statutory rate	$ 494,614	$ 1,039,192
Foreign rate differential	4,440	32,513
Permanent differences	0	(79,846)
Stock options	8,961	(32,236)
Other	(20,127)	(11,674)
Change in valuation allowance	(487,886)	(947,949)
Total	$ 0	$ 0